NET GAINS/(LOSSES) ON FOREIGN CURRENCY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Net Gainslosses On Foreign Currency Transactions
NET GAINS/(LOSSES) ON FOREIGN CURRENCY TRANSACTIONS

31)	NET GAINS/(LOSSES) ON FOREIGN CURRENCY TRANSACTIONS

Net gains and losses on foreign currency transactions primarily consists mainly of gains or losses from currency trading and translation of monetary items from a foreign currency into the functional currency.